Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Voyage revenues	$ 169,851	$ 145,202	$ 107,088
EXPENSES:
Voyage expenses	(749)	(983)	(910)
Voyage expenses-related party	(2,212)	(1,821)	(1,363)
Vessel operating expenses	(26,451)	(23,244)	(16,813)
Dry-docking and special survey costs	(81)	0	0
General and administrative expenses	(1,170)	(1,086)	(1,014)
General and administrative expenses- related party	(715)	(719)	(937)
Management fees-related party	(5,999)	(4,870)	(3,566)
Depreciation	(30,395)	(24,387)	(17,822)
Operating income	102,079	88,092	64,663
OTHER INCOME/(EXPENSES):
Interest and finance costs	(34,991)	(27,974)	(14,524)
Interest income	0	35	221
Other, net	(234)	(103)	201
Total other expenses	(35,225)	(28,042)	(14,102)
Partnership's Net Income	66,854	60,050	50,561
Common unitholders' interest in Net Income	34,652	32,878	28,323
Preferred unitholders' interest in Net Income	6,750	3,019	0
Subordinated unitholders' interest in Net Income	25,323	24,028	22,170
General Partner's interest in Net Income	$ 129	$ 125	$ 68
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 1.69	$ 1.6	$ 1.58
Weighted average number of units outstanding, basic and diluted:
Common units	20,505,000	20,505,000	17,964,288